Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Outstanding balances with related parties
Cash and cash equivalents	$ 2,082	$ 1,384
Accounts receivable	156	118
Dividends receivable	19	89
Loans	1,118	1,919
Derivatives financial instruments	2	42
Other assets	70	65
Supplier and contractors	166	367
Loans	2,377	3,055
Derivatives financial instruments	242	64
Other liabilities	235	569
Joint Ventures
Outstanding balances with related parties
Accounts receivable	109	91
Dividends receivable	19	83
Loans	1,118	1,919
Other assets	68	65
Supplier and contractors	121	302
Other liabilities	235	569
Associates
Outstanding balances with related parties
Accounts receivable	45	22
Dividends receivable		6
Other assets	2
Supplier and contractors	10	28
Loans	1,433	1,367
Major Stockholders
Outstanding balances with related parties
Cash and cash equivalents	2,082	1,384
Accounts receivable	2	5
Derivatives financial instruments	2	42
Supplier and contractors	35	37
Loans	944	1,688
Derivatives financial instruments	$ 242	$ 64